Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	52,944,000	50,317,000
Common stock, shares outstanding	52,944,000	50,317,000